Consolidated statements of financial position (Details 8) - EUR (€)	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Short-term deposits	€ 12,584,892		€ 24,416,767
Cash at banks	13,665,103		1,551,914
Total cash and cash equivalents	26,249,995	€ 25,968,681	25,968,681	€ 33,131,280	€ 55,386,240
U.S. Dollars
Statement [Line Items]
Short-term deposits	12,584,892		22,616,767
Cash at banks	7,612,467		1,189,126
Euro
Statement [Line Items]
Short-term deposits	0		1,800,000
Cash at banks	€ 6,052,636		€ 362,788